Trade and other payables (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable - third parties	SFr 1,810,445	SFr 1,032,557
Other	25,890	168,263
Total trade and other payables	SFr 1,836,335	SFr 1,200,820